Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Fabrinet
Entity Incorporation, State or Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One	c/o Walkers Corporate Ltd.
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9008
Entity Address, Country	KY
City Area Code	66 2
Local Phone Number	524-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001408710
Entity Addresses [Line Items]
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Address Line Two	190 Elgin Avenue, George Town